Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregate net actuarial loss and prior service cost recognized in other comprehensive income	$ 6,991
Multiemployer plans period contributions, significance of contributions	false
Plans in red zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	Less than 65 percent
Plans in orange zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	Between 65 and less than 80 percent
Plans in green zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	At least 80 percent
Pension [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations	70.00%
Pension [Member] | Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations	30.00%